Note 2: Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Goodwill [Text Block]
(Dollars in millions)	Balance as of January 1, 2012	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2012
Otis	$1,516	$24	$43	$1,583
UTC Climate, Controls & Security	9,758	89	21	9,868
Pratt & Whitney	1,223	280	(265)	1,238
UTC Aerospace Systems	4,475	11,283	(1,004)	14,754
Sikorsky	348	-	5	353

Total Segments	17,320	11,676	(1,200)	27,796
Eliminations and other	623	4	(622)	5

Total	$17,943	$11,680	$(1,822)	$27,801

Intangible Assets Disclosure [Text Block]
	2012		2011
(Dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,127	$(1,202)	$2,036	$(1,060)
Patents and trademarks	412	(167)	463	(183)
IAE collaboration	1,526	-	-	-
Customer relationships and other	11,901	(1,718)	3,329	(1,429)

	15,966	(3,087)	5,828	(2,672)

Unamortized:
Trademarks and other	2,310		762

Total	$18,276	$(3,087)	$6,590	$(2,672)

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
(Dollars in millions)
Cash and cash equivalents	$538
Accounts receivable, net	1,182
Inventories and contracts in progress, net	1,729
Future income tax benefits, current	280
Other assets, current	574
Fixed assets	2,342
Intangible assets:
Customer relationships and related program assets	8,550
Trademarks	1,550
Other assets	1,831
Short-term borrowings	(83)
Accounts payable	(443)
Accrued liabilities	(2,242)
Long-term debt	(2,961)
Future pension and postretirement benefit obligations	(1,745)
Other long-term liabilities:
Customer contractual obligations	(2,050)
Other long-term liabilities	(3,758)
Non-controlling interests	(41)
Total identifiable net assets	5,253
Goodwill	11,167
Total consideration transferred	$16,420

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

(Dollars in millions)	2012	2011
Amortization of inventory fair value adjustment [1]	$(103)	$103
Amortization of acquired Goodrich intangible assets, net [2]	108	184
Utilization of contractual customer obligation [3]	(96)	(200)
UTC/Goodrich fees for advisory, legal, accounting services [4]	-	196
Interest expense incurred on acquisition financing, net [5]	63	175

[1] Added the expense for inventory fair value adjustments which would have been amortized as the corresponding inventory would have been completely sold during the first two quarters of 2011, and removed the corresponding expense recognized during the last two quarters of 2012.

[2] Added the additional amortization of the acquired Goodrich intangible assets recognized at fair value in purchase accounting and eliminated the historical Goodrich intangible asset amortization expense.

[3] Added the additional utilization of the Goodrich contractual customer obligation recognized in purchase accounting.

[4] Added the UTC/Goodrich fees that were incurred in connection with the acquisition of Goodrich to the first quarter of 2011.

[5] Added the additional interest expense for the debt incurred to finance our acquisition of Goodrich and reduced interest expense for the debt fair value adjustment which would have been amortized.

Business Acquisition, Pro Forma Information [Table Text Block]

(Dollars in millions, except per share amounts)	2012	2011
Net sales	$62,173	$63,233
Net income attributable to common shareowners
from continuing operations	5,095	4,969
Basic earnings per share of common stock
from continuing operations	5.69	5.57
Diluted earnings per share of common stock
from continuing operations	5.62	5.48

Schedule of Variable Interest Entities [Table Text Block]

(Dollars in millions)
Current assets	$1,308
Noncurrent assets	899
Total assets	$2,207

Current liabilities	$1,468
Noncurrent liabilities	781
Total liabilities	$2,249

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in millions)	2013	2014	2015	2016	2017
Amortization expense	$688	$664	$633	$611	$650